Segment Reporting - Schedule of Reportable Segments (Details) - Reportable Segments [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Reportable Segments [Line Items]
Revenue	$ 57
Salaries and related compensation	(1,263)	(33)
Other general and administrative expenses	(1,270)	(287)
General and administrative expenses of consolidated variable interest entities	(223)
Total Operating expenses	(4,182)	(1,507)
Loss from operations	(3,811)	(1,507)
Interest expense	(2,591)	(197)
Interest income of consolidated variable interest entities	1,790
Interest on related parties promissory note	(354)
Change in fair value - convertible note	5,392	567
Change in fair value - stock purchase warrant liabilities	(26,635)	104,278
Net loss before tax	(26,209)	103,141
Discontinued operation	(104)	(183)
Income taxes	(38)
Net loss	(26,351)	102,958
Cost related	(42)
Gross income (Loss)	15
Research and development expenses	(274)
Selling and marketing expenses	(157)
Professional services	(995)	(1,187)
Rimon
Schedule of Reportable Segments [Line Items]
Revenue	1,601
Salaries and related compensation	(215)
Depreciation	(6)
Cost related	(1,056)
Gross income (Loss)	325
ITS
Schedule of Reportable Segments [Line Items]
Revenue	1,403
Salaries and related compensation	(722)
Depreciation	(134)
Cost related	(759)
Gross income (Loss)	(212)
TILTAN
Schedule of Reportable Segments [Line Items]
Revenue	592
Salaries and related compensation	(164)
Depreciation	(152)
Cost related	(33)
Gross income (Loss)	$ 243